SCHEDULE OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax at federal statutory rate	(21.00%)	(21.00%)
Permanent differences	0.03%	10.40%
Research and development credits	0.83%	2.20%
Deferred balance true-up	16.07%	0.00%
Change in valuation allowance	(37.87%)	10.10%
Effective income tax rate	0.00%	0.00%